Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable Net [Abstract]
Summary of Accounts Receivable
	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	434,720	661,951	103,875
Allowance for credit losses	(12,496)	(924)	(145)
Accounts receivable, net	422,224	661,027	103,730

Summary of Movements in the Allowance for Credit Losses

The movements in the allowance for credit losses were as follows:

	2020	2021	2021
	RMB	RMB	US$
Balance at the beginning of the year	4,770	12,496	1,961
Cumulative effect of adoption of ASU 2016-13	—	(11,054)	(1,735)
Provisions/(Reversal)	7,726	(286)	(45)
Write-offs	—	(232)	(36)
Balance at the end of the year	12,496	924	145